John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS  66211
Phone: 913.660.0778   Fax: 913.660.9157
john.lively@1940actlawgroup.com

July 31, 2017

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, D.C. 20549

RE: The Registration Statement filed on Form N-14 under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) for 360 Funds (the “Trust”) (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

Enclosed herewith for filing is a Form N-14 Registration Statement (combined proxy statement/prospectus) relating to the proposed reorganization of the EAS Crow Point Alternatives Fund, a series of Northern Lights Fund Trust (the “Existing Fund”) with and into the EAS Crow Point Alternative Fund, a newly created series of the 360 Funds (the “New Fund”). The Registration Statement is scheduled to become effective automatically on August 30, 2017 pursuant to Rule 488 under the Securities Act of 1933 and it is anticipated it will be mailed to shareholders shortly thereafter. The closing of the reorganization is expected to be on or about October 7, 2017. Note that a 485(a) filing to establish the Successor Fund as a series of the Trust was made on June 23, 2017.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.